Condensed Consolidated Statements of Equity (Unaudited) (Q3) - USD ($) $ in Millions	Total	Common stock	Treasury stock	Additional paid-in capital	Retained earnings	Net parent investment	Accumulated other comprehensive loss	Equity attributable to noncontrolling interests
Beginning balance at Dec. 31, 2021	$ 11,005					$ 11,172	$ (168)	$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,107					1,108	0	(1)
Other comprehensive income (loss), net of taxes	(204)					0	(204)	0
Net transfers to Parent	(3,699)					(3,699)	0	0
Changes in equity attributable to noncontrolling interests	1					0	0	1
Ending balance at Dec. 31, 2022	8,210					8,581	(372)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	955					956	0	(1)
Other comprehensive income (loss), net of taxes	55					0	55	0
Net transfers to Parent	(17)					(17)	0	0
Treasury stock, ending balance (in shares) at Dec. 31, 2023			0
Shares, ending balance (in shares) at Dec. 31, 2023		0
Ending balance at Dec. 31, 2023	9,203	$ 0	$ 0	$ 0	$ 0	9,520	(317)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	981					983		(2)
Other comprehensive income (loss), net of taxes	(82)						(82)
Net transfers to Parent	(265)					(265)
Treasury stock, ending balance (in shares) at Sep. 30, 2024			0
Shares, ending balance (in shares) at Sep. 30, 2024		0
Ending balance at Sep. 30, 2024	9,837	$ 0	$ 0	0	0	10,238	(399)	(2)
Shares, beginning balance (in shares) at Dec. 31, 2023		0
Beginning balance at Dec. 31, 2023	9,203	$ 0	$ 0	0	0	9,520	(317)	0
Treasury stock, beginning balance (in shares) at Dec. 31, 2023			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,273					1,274	0	(1)
Other comprehensive income (loss), net of taxes	(289)					0	(289)	0
Net transfers to Parent	(273)					(273)	0	0
Treasury stock, ending balance (in shares) at Dec. 31, 2024			0
Shares, ending balance (in shares) at Dec. 31, 2024		0
Ending balance at Dec. 31, 2024	9,914	$ 0	$ 0	0	0	10,521	(606)	(1)
Shares, beginning balance (in shares) at Jun. 30, 2024		0
Beginning balance at Jun. 30, 2024	9,308	$ 0	$ 0	0	0	9,772	(463)	(1)
Treasury stock, beginning balance (in shares) at Jun. 30, 2024			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	552					553		(1)
Other comprehensive income (loss), net of taxes	64						64
Net transfers to Parent	(87)					(87)
Treasury stock, ending balance (in shares) at Sep. 30, 2024			0
Shares, ending balance (in shares) at Sep. 30, 2024		0
Ending balance at Sep. 30, 2024	9,837	$ 0	$ 0	0	0	10,238	(399)	(2)
Shares, beginning balance (in shares) at Dec. 31, 2024		0
Beginning balance at Dec. 31, 2024	9,914	$ 0	$ 0	0	0	10,521	(606)	(1)
Treasury stock, beginning balance (in shares) at Dec. 31, 2024			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	884				604	283		(3)
Other comprehensive income (loss), net of taxes	164						164
Changes in equity attributable to noncontrolling interests	0					(1)		1
Net transfers from Parent including Spin-off-related adjustments	1,935					1,933	2
Issuance of Common stock, Treasury stock and reclassification of Net parent investment (in shares)		567,000,000	(14,000,000)
Issuance of Common stock, Treasury stock and reclassification of Net parent investment	0	$ 6		12,730		(12,736)
Share-based compensation expense and other	$ 1			4	(3)
Treasury stock, ending balance (in shares) at Sep. 30, 2025	(13,793,444)		(14,000,000)
Shares, ending balance (in shares) at Sep. 30, 2025	553,082,069	567,000,000
Ending balance at Sep. 30, 2025	$ 12,898	$ 6	$ 0	12,734	601	0	(440)	(3)
Shares, beginning balance (in shares) at Jun. 30, 2025		567,000,000
Beginning balance at Jun. 30, 2025	12,433	$ 6	$ 0	12,730	59	0	(361)	(1)
Treasury stock, beginning balance (in shares) at Jun. 30, 2025			(14,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	543				545			(2)
Other comprehensive income (loss), net of taxes	(79)						(79)
Share-based compensation expense and other	$ 1			4	(3)
Treasury stock, ending balance (in shares) at Sep. 30, 2025	(13,793,444)		(14,000,000)
Shares, ending balance (in shares) at Sep. 30, 2025	553,082,069	567,000,000
Ending balance at Sep. 30, 2025	$ 12,898	$ 6	$ 0	$ 12,734	$ 601	$ 0	$ (440)	$ (3)